Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Tax benefit (expense)	$ (17)	$ 1	$ 0
Cash flow hedges [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	33
Change in the value of the hedging instrument recognized in OCI (before-tax)	(33)
Amount reclassified from accumulated OCI to income (before-tax)	(35)
Tax benefit (expense)	17
Ending balance of AOCI - hedge reserve (after-tax)	(18)	33
Hedge Ineffectiveness gains (losses) recognized in income	(1)	0	0
Cash flow hedges [member] | Foreign Exchange Risks [Member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	5
Change in the value of the hedging instrument recognized in OCI (before-tax)	6
Amount reclassified from accumulated OCI to income (before-tax)	(6)
Tax benefit (expense)	0
Ending balance of AOCI - hedge reserve (after-tax)	5	5
Hedge Ineffectiveness gains (losses) recognized in income	0
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(3)
Change in the value of the hedging instrument recognized in OCI (before-tax)	(56)
Amount reclassified from accumulated OCI to income (before-tax)	(2)
Tax benefit (expense)	16
Ending balance of AOCI - hedge reserve (after-tax)	(45)	(3)
Hedge Ineffectiveness gains (losses) recognized in income	0
Cash flow hedges [member] | Equity share price risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	31
Change in the value of the hedging instrument recognized in OCI (before-tax)	17
Amount reclassified from accumulated OCI to income (before-tax)	(27)
Tax benefit (expense)	1
Ending balance of AOCI - hedge reserve (after-tax)	22	31
Hedge Ineffectiveness gains (losses) recognized in income	(1)
Net investment in foreign operations [member] | Foreign Exchange Risks [Member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(780)
Change in the value of the hedging instrument recognized in OCI (before-tax)	(392)
Tax benefit (expense)	43
Ending balance of AOCI - hedge reserve (after-tax)	(1,129)	(780)
Hedge Ineffectiveness gains (losses) recognized in income	0
Fair value hedges [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Gains (losses) on the hedging instruments	(114)
Gains (losses) on the hedged item attributed to hedged risk	83
Hedge Ineffectiveness gains (losses) recognized in income	(31)	$ 49	$ (62)
Fair value hedges [member] | Interest rate risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Gains (losses) on the hedging instruments	(36)
Gains (losses) on the hedged item attributed to hedged risk	1
Hedge Ineffectiveness gains (losses) recognized in income	(35)
Fair value hedges [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Gains (losses) on the hedging instruments	(78)
Gains (losses) on the hedged item attributed to hedged risk	82
Hedge Ineffectiveness gains (losses) recognized in income	$ 4